UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semiannual distribution period from October 15, 2012 to April 15, 2013
Commission File Number of issuing entity: 001-32824
PPLUS TRUST SERIES RRD-1 (Exact name of registrant as specified in its charter)
Commission File Number of depositor: 333-116208
MERRILL LYNCH DEPOSITOR, INC. (Exact name of depositor as specified in its charter)
MERRILL LYNCH DEPOSITOR, INC. (Exact name of sponsor as specified in its charter)
NEW YORK (State or other jurisdiction or incorporation or organization of the issuing entity)	13-3091329 (I.R.S. Employer Identification No.)
ONE BRYANT PARK, 4TH FL STRUCTURED CREDIT TRADING NY, NEW YORK (Address of principal executive offices of the issuing entity)	10036 (Zip Code)
(646) 855-6745 (Telephone number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
PPLUS Class A Callable Trust Certificates Series RRD-1	[X]	[ ]	[ ]	NEW YORK STOCK EXCHANGE
PPLUS Class B Callable Trust Certificates Series RRD-1	[ ]	[ ]	[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [  ]

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PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 15, 2013, a distribution was made to holders of PPLUS Callable Trust Certificates Series RRD-1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not Applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not Applicable.

Item 4. Defaults Upon Senior Securities.

Not Applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 6. Significant Obligors of Pool Assets.

For information with respect to the underlying securities held by PPLUS Trust Series RRD-1, please refer to R.R. Donnelley & Sons Company’s (Commission file number 001-04694) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the “SEC”). You can read and copy these reports and other information at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC’s Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC’s website on the Internet at http://www.sec.gov, which contains reports, proxy and information statements and other information that the underlying securities issuer has filed electronically with the SEC.

Although we have no reason to believe the information concerning the underlying securities or the underlying securities issuer contained in the underlying securities issuer’s Exchange Act reports is not reliable, neither the depositor nor the trustee participated in the preparation of such documents or made

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any due diligence inquiry with respect to the information provided therein. No investigation with respect to the underlying securities issuer (including, without limitation, no investigation as to its financial condition or creditworthiness) or of the underlying securities has been made. You should obtain and evaluate the same information concerning the underlying securities issuer as you would obtain and evaluate if your investment were directly in the underlying securities or in other securities issued by the underlying securities issuer. There can be no assurance that events affecting the underlying securities or the underlying securities issuer have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Significant Enhancement Provider Information.

Not Applicable.

Item 8. Other Information.

Not Applicable.

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:
99.1	Trustee’s report in respect of the April 15, 2013, distribution to holders of PPLUS Callable Trust Certificates Series RRD-1.

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MERRILL LYNCH DEPOSITOR INC.

Date: April 18, 2013
	By:	/s/	John Marciano

Name: John Marciano Title: Vice President

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EXHIBIT INDEX

99.1	Trustee’s report in respect of the April 15, 2013 distribution to holders of PPLUS Callable Trust Certificates Series RRD-1
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EXHIBIT 99.1

DISTRIBUTION REPORT

FOR

PPLUS TRUST SERIES RRD-1 TRUST

DISTRIBUTION DATE

April 15, 2013

CLASS A CUSIP NUMBER 73941X 593

CLASS B CUSIP NUMBER 73941X 585

(i)	the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the R.R. Donnelley & Sons Company 6.625% Debentures due April 15, 2029 (the “Underlying Securities”):

Interest:	$1,987,500.00
Principal:	0.00
Premium:	0.00

(ii)	the amounts of compensation received by the Trustee, for the period relating to such Distribution Date:

Paid by the Trust:	$0.00
Paid by the Depositor:	$1,000.00

(iii)	the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates of each such Class and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Class A:
Interest:	$1,890,000.00
Principal:	$0.00

Class B:
Interest:	$97,500.00
Principal:	0.00

Unpaid Interest Accrued:	0.00

(iv)	the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date, and the current rating assigned to the Certificates.

Principal Amount:	$60,000,000
Interest Rate:	6.625%
Rating:
Moody’s Investor Service	Ba3
Standard & Poor’s Rating Service	BB

(v)	the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.

Class A: ($25 Stated Amount)
Initial Principal Balance:	$60,000,000.00
Reduction:	(0)
Principal Balance 4/15/13:	$60,000,000.00

Class B: ($25 Notional Amount)
Initial Principal Balance:	$60,000,000.00
Reduction:	(0)
Principal Balance 4/15/13:	$60,000,000.00